Income Taxes - Schedule of Reconciliation of the Federal Income Tax Effective Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax computed at federal statutory rate			21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit			4.86%	(0.73%)
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate			0.36%	4.43%
Permanent differences			(1.91%)	2.19%
Return to Provision			8.83%
Foreign tax credits				2.16%
Change in valuation allowance			(31.84%)	(30.06%)
Warrants issued on conversion			(0.74%)
Income Tax Provision/(Benefit)	0.00%	0.25%	0.56%	(1.01%)